Net Income Per Share Attributable to Cooper-Standard Holdings Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Income Per Share Attributable to Cooper-Standard Holdings Inc.

9. Net Income Per Share Attributable to Cooper-Standard Holdings Inc.

Basic net income per share attributable to Cooper-Standard Holdings Inc. was computed using the two-class method by dividing net income attributable to Cooper-Standard Holdings Inc., after deducting dividends on the Company’s 7% preferred stock, premium paid for redemption of preferred stock and undistributed earnings allocated to participating securities, by the weighted average number of common shares outstanding during the period excluding unvested restricted shares. The Company’s shares of 7% preferred stock outstanding are considered participating securities. A summary of information used to compute basic net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Three Months Ended March 31,
	2012	2013
Net income attributable to Cooper-Standard Holdings Inc.	$23,787	$20,701
Less: Preferred stock dividends (paid or unpaid)	(1,689)	(1,677)
Less: Premium paid for redemption of preferred stock	(974)	—
Less: Undistributed earnings allocated to participating securities	(3,938)	(3,724)

Net income available to Cooper-Standard Holdings Inc. common stockholders	$17,186	$15,300

Weighted average shares of common stock outstanding	17,705,918	16,621,120

Basic net income per share attributable to Cooper-Standard Holdings Inc.	$0.97	$0.92

Diluted net income per share attributable to Cooper-Standard Holdings Inc. was computed using the treasury stock method dividing net income attributable to Cooper-Standard Holdings Inc. by the weighted average number of shares of common stock outstanding, including the dilutive effect of common stock equivalents, using the average share price during the period. Diluted net income per share attributable to Cooper-Standard Holdings Inc. computed using the two-class method was anti-dilutive. A summary of information used to compute diluted net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Three Months Ended March 31,
	2012	2013
Net income available to Cooper-Standard Holdings Inc. common stockholders	$17,186	$15,300

Weighted average common shares outstanding	17,705,918	16,621,120
Dilutive effect of:
Common restricted stock	336,363	252,817
Preferred restricted stock	66,947	32,315
Warrants	825,988	693,043
Options	151,584	112,083

Weighted average dilutive shares of common stock outstanding	19,086,800	17,711,378

Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$0.90	$0.86

The effect of certain common stock equivalents, including the convertible preferred stock and options, were excluded from the computation of weighted average diluted shares outstanding for the three months ended March 31, 2012 and 2013, as inclusion would have resulted in antidilution. A summary of these preferred shares (as if converted) and options are shown below:

	Three Months Ended March 31,
	2012	2013
Number of options	252,401	471,898
Exercise price	$43.50-46.75	$43.50-52.50
Preferred shares, as if converted	4,057,316	4,045,852
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$6,601	$5,401

17. Net Income Per Share Attributable to Cooper-Standard Holdings Inc.

Basic net income per share attributable to Cooper-Standard Holdings Inc. was computed using the two-class method by dividing net income attributable to Cooper-Standard Holdings Inc., after deducting dividends on the Company’s 7% preferred stock and undistributed earnings allocated to participating securities, by the average number of common shares outstanding during the period. The Company’s shares of 7% preferred stock outstanding are considered participating securities.

A summary of information used to compute basic net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Net income attributable to Cooper-Standard Holdings Inc.	$40,576	$102,844	$102,804
Less: Preferred stock dividends (paid or unpaid)	(4,734)	(7,278)	(6,764)
Less: Premium paid for redemption of preferred stock	—	(1,710)	(1,376)
Less: Undistributed earnings allocated to participating securities	(7,119)	(18,596)	(17,934)

Net income available to Cooper-Standard Holdings Inc. common stockholders	$28,723	$75,260	$76,730

Average shares of common stock outstanding	17,489,693	17,610,614	17,444,980

Basic net income per share attributable to Cooper-Standard Holdings Inc.	$1.64	$4.27	$4.40

Diluted net income per share attributable to Cooper-Standard Holdings Inc. was computed using the treasury stock method dividing net income attributable to Cooper-Standard Holdings Inc. by the average number of shares of common stock outstanding, including the dilutive effect of common stock equivalents, using the average share price during the period. Diluted net income per share attributable to Cooper-Standard Holdings Inc. computed using the two-class method was anti-dilutive.

A summary of information used to compute diluted net income per share attributable to Cooper-Standard Holdings Inc. is shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Net income available to Cooper-Standard Holdings Inc. common stockholders	$28,723	$75,260	$76,730

Average common shares outstanding	17,489,693	17,610,614	17,444,980
Dilutive effect of:
Common restricted stock	321,967	373,804	260,150
Preferred restricted stock	77,758	83,507	42,888
Warrants	633,933	918,537	666,546
Options	56,574	184,032	106,121

Average dilutive shares of common stock outstanding	18,579,925	19,170,494	18,520,685

Diluted net income per share attributable to Cooper-Standard Holdings Inc.	$1.55	$3.93	$4.14

The effect of certain common stock equivalents, including the convertible preferred stock and options, were excluded from the computation of weighted average diluted shares outstanding for years ended December 31, 2011 and 2012, as inclusion would have resulted in antidilution. A summary of these preferred shares (as if converted) and options are shown below:

	Seven Months Ended December 31, 2010	Year Ended December 31,
		2011	2012
Number of options	—	144,000	519,100
Exercise price	$—	$43.50-46.75	$43.50-52.50
Preferred shares, as if converted	4,335,188	4,351,476	4,077,284
Preferred dividends, undistributed earnings and premium allocated to participating securities that would be added back in the diluted calculation	$11,853	$27,584	$26,074